INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2022
Income Taxes [Abstract]
Schedule of components of income tax expense benefit	The components of income tax expense include the following:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2022	2021	2022	2021
Current income tax	$49	$18	$76	$44
Deferred income tax	(2)	69	154	148
Income tax expense	$47	$87	$230	$192